Acquisitions / Business Combinations (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquisitions Business Combinations Details 5
Revenues	$ 88,596	$ 82,293
Income (loss) before income taxes	$ 2,532	$ (450)